Offerings	Jan. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (2) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act the registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a "pay-as-you-go" basis. The registrant previously registered securities having an aggregate offering price of up to $850,000,000.00 pursuant to a registration statement on Form S-3 (File No. 333-276317) (the "prior registration statement"), filed with the Securities and Exchange Commission on December 29, 2023 and declared effective on January 8, 2024. As of the date of this registration statement, securities having an aggregate offering price of up to $366,999,998.80 remain unsold under the prior registration statement. The prior registration statement will be terminated as of the date of this registration statement on Form S-3. Pursuant to Rule 457(p), $54,169.20 in filing fees previously paid and associated with such unsold securities (calculated at the fee rate in effect on the filing date of the prior registration statement) will be applied to the fees payable pursuant to this registration statement and its related prospectus supplements on a pay-as-you-go basis. The prior registration statement is terminated and the unsold securities on the prior registration statement are deemed deregistered as of the date of this registration statement on Form S-3.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Fee Rate	0.01531%
Offering Note	See above
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See above
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See above
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See above
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering Note	See above
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	See above
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See above